Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Summary of Total Revenue of the Geographical Regions

The following tables set out the total revenue of the geographical regions:

	For the Years Ended December 31,
Total Revenues by Geographical Region	2012	2011	2010
United States	$122,883,709	$101,189,399	$42,223,225
The Netherlands	3,426,211	6,218,034	8,843,899
Other	801,431	1,574,155	2,101,889

	$127,111,351	$108,981,588	$53,169,013

Summary of Total Assets of the Geographical Regions

The following tables set out the total assets of the geographical regions:

	As of December 31,
Total Assets by Geographical Region	2012	2011
United States	$79,726,080	$104,919,955
Mexico	3,798,101	4,912,973
The Netherlands	1,649,413	2,648,464
Other	420,192	2,169,116

	$85,593,786	$114,650,508